Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net loss	$ (19,240)	$ (23,776)	$ (17,963)
Adjustments to reconcile net loss to net cash used in operating activities -
Loss from disposition of assets	4	1	2
Non-employee stock option expense	5	1	14
Stock-based compensation	2,096	2,725	3,684
Cost of regaining rights to cancer program		2,423
Decrease in fair value of warrant liability	(675)	(1,974)
Issuance of common stock for services rendered	1	38	8
Amortization of investment premiums		62	253
Depreciation expense	251	494	546
Changes in operating assets and liabilities -
Accounts receivable			4,495
Prepaid expenses and other current assets	57	640	139
Accounts payable, accrued expenses, and other liabilities	(2,415)	174	1,431
Deferred revenue			(12,165)
Net cash used in operating activities	(19,916)	(19,192)	(19,556)
Cash Flows from Investing Activities:
Purchases of available-for-sale securities		(1,025)	(10,319)
Proceeds from maturity of available-for-sale securities		18,585	7,200
Decrease in restricted cash		102	103
Purchases of property and equipment		(23)	(92)
Net cash provided by (used in) investing activities		17,639	(3,108)
Cash Flows from Financing Activities:
Sale of Series E convertible preferred stock and warrants, net of issuance costs	6,023
Sale of Series D redeemable convertible preferred stock and warrants, net of issuance costs		9,073
Sale of common stock and warrants, net of issuance costs			14,089
Proceeds from exercise of common stock options and employee stock purchases	4	51	132
Dividends paid	(583)
Payments on capital lease	(3)	(8)	(20)
Net cash provided by financing activities	5,441	9,116	14,201
Net (decrease) increase in cash and cash equivalents	(14,475)	7,563	(8,463)
Cash and cash equivalents, beginning of year	24,571	17,008	25,471
Cash and cash equivalents, end of year	$ 10,096	$ 24,571	$ 17,008